FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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ADAMS NATURAL RESOURCES FUND, INC.
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(Exact name of registrant as specified in charter)

500 East Pratt Street, Suite 1300, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Adams Natural Resources Fund, Inc.
500 East Pratt Street, Suite 1300
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2015

(unaudited)

	Shares	Value (A)
Common Stocks — 99.4%
Energy — 78.9%
Exploration & Production — 26.3%
Anadarko Petroleum Corp.	275,000	$22,772,750
Chesapeake Energy Corp. (B)	452,000	6,400,320
Cimarex Energy Co.	108,000	12,429,720
ConocoPhillips	213,000	13,261,380
Energen Corp.	129,600	8,553,600
EOG Resources, Inc.	358,000	32,825,020
EQT Corp.	140,000	11,601,800
Marathon Oil Corp.	571,000	14,908,810
Noble Energy, Inc.	373,500	18,264,150
Occidental Petroleum Corp.	405,000	29,565,000
Pioneer Natural Resources Co. (E)	99,500	16,269,245
Whiting Petroleum Corp. (C)	174,500	5,392,050

		192,243,845

Integrated Oil & Gas — 27.9%
Chevron Corp.	743,200	78,021,136
Exxon Mobil Corp.	1,358,430	115,466,550
Suncor Energy Inc.	350,000	10,237,500

		203,725,186

Oil Equipment & Services — 13.8%
Baker Hughes, Inc.	160,000	10,172,800
Ensco plc (Class A)	140,000	2,949,800
Halliburton Co.	145,070	6,365,672
National Oilwell Varco, Inc.	250,000	12,497,500
Oil States International Inc. (C)	170,000	6,760,900
Schlumberger Ltd.	626,000	52,233,440
Seadrill Ltd. (B)	200,003	1,870,028
Weatherford International plc (C)	645,000	7,933,500

		100,783,640

Pipelines — 4.4%
Kinder Morgan Inc.	469,000	19,726,140
Williams Companies, Inc.	250,000	12,647,500

		32,373,640

Refiners — 6.5%
Marathon Petroleum Corp.	132,300	13,546,197
Phillips 66	431,275	33,898,215

		47,444,412

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2015

(unaudited)

	Shares/ Principal	Value (A)
Basic Materials — 20.5%
Chemicals — 17.5%
Alcoa Inc.	614,000	$7,932,880
CF Industries Holdings, Inc. (E)	80,469	22,827,446
Dow Chemical Co.	492,500	23,630,150
Eastman Chemical Co.	140,000	9,696,400
LyondellBasell Industries N.V. (Class A)	345,200	30,308,560
Monsanto Co.	194,400	21,877,776
Praxair, Inc.	97,300	11,748,002

		128,021,214

General Industrials — 1.7%
Packaging Corp. of America	156,300	12,221,097
Gold & Precious Metals — 0.7%
SPDR Gold Trust (C) (E)	45,000	5,114,700
Industrial Metals — 0.6%
Freeport-McMoRan Copper & Gold Inc.	248,000	4,699,600

Total Common Stocks (Cost $463,758,556)		726,627,334

Short-Term Investments — 0.5%
Money Market Account — 0.5%
M&T Bank, 0.10%	$3,265,097	3,265,097
Money Market Funds — 0.0%
Fidelity Institutional Money Market – Money Market Portfolio (Institutional Class), 0.14% (D)	100,000	100,000

Total Short-Term Investments (Cost $3,365,097)		3,365,097

Securities Lending Collateral — 1.1% (Cost $8,005,980)
Money Market Funds — 1.1%
Invesco Short-Term Investment Trust – Liquid Assets Portfolio (Institutional Class), 0.08% (D)	8,005,980	8,005,980

Total Investments — 101.0% (Cost $475,129,633)		737,998,411
Liability for open written option contracts — 0.0%		(11,800)
Other assets less liabilities — (1.0)%		(7,132,089)

Net Assets — 100.0%		$730,854,522

Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $9,831,150.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

March 31, 2015

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
200	CF Industries Holdings, Inc.	$375	May 14	$4,000
150	Pioneer Natural Resources Co.	235	Jun 14	4,500
150	SPDR Gold Trust ETF	130	Jun 14	3,300

500
	Total Option Liability (Unrealized Gain of $84,548 on Premiums Received of $96,348)			$11,800

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

Adams Natural Resources Fund (the Fund), formerly Petroleum & Resources Corporation, is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Fund is an internally-managed closed-end fund specializing in energy and other natural resources stocks.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of investments is determined on the basis of specific identification.

Security Valuation - The Fund's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on a national security exchange are valued at the primary exchange's last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments, excluding money market funds, are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value on the day of valuation. Listed written options are valued at the last quoted asked price.

Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments;
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments;
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

The following table summarizes the fair value inputs for the Fund's investments at March 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks	$726,627,334	$--	$--	$726,627,334
Short-term investments	3,365,097	--	--	3,365,097
Securities lending collateral	8,005,980	--	--	8,005,980
Total investments	$737,998,411	$--	$--	$737,998,411

Liabilities:
Written options	$(11,800)	$--	$--	$(11,800)

There were no transfers into or from Level 1 or Level 2 during the quarter ended March 31, 2015.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2015 was $475,129,633 and net unrealized appreciation aggregated $262,868,778, of which the related gross unrealized appreciation and depreciation were $302,895,646 and $40,026,868, respectively.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by the portfolio management team with recommendations from the research staff. The Fund is subject to changes in the value of equity securities held ("equity price risk") in the normal course of pursuing its investment objectives. The Fund may use derivative instruments, such as written options, to manage exposure to certain risks and/or to enhance performance. Derivatives are not accounted for as hedging instruments.

Options - Option contracts generally entail risks associated with counterparty credit, liquidity, and equity price risk. The Fund has mitigated counterparty credit and liquidity risks by trading its options through an exchange. Equity price risk is mitigated by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities, as denoted on the Schedule of Investments, at its custodian when the option is written.

When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as change in unrealized appreciation or depreciation on written option contracts in the Statement of Operations. Upon expiration or closing, premiums received, net of premiums paid, are treated as net realized gain or loss on written option contracts in the Statement of Operations. Upon the exercise of written put option contracts, premiums received are deducted from the cost basis of the underlying securities purchased. Upon the exercise of written call option contracts, premiums received are added to the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss on security transactions in the Statement of Operations.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. At March 31, 2015, the Fund had securities on loan of $7,856,823 and held cash collateral of $8,005,980; additional collateral was delivered the next business day in accordance with the procedure described above. The Fund is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 ) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adams Natural Resources Fund, Inc.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 24, 2015

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	April 24, 2015